Shareholder Report, Holdings (Details) - Columbia Short-Term Cash Fund	Jul. 31, 2024
Tri-party Federal Reserve Bank of New York [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Cooperatieve Rabobank UA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Caterpillar Financial Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Federal Home Loan Banks Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Australia and New Zealand Banking Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Canadian Imperial Bank of Commerce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Banks Discount Notes 5.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Asset Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%